Average Annual Total Returns - R2 R3 R4 R5 R6 Shares - SmartRetirement Blend 2025 Fund	Class R2 Life of Fund	Class R2 1 Year	Class R2 5 Years	Class R2 Inception Date	Class R3 Life of Fund	Class R3 1 Year	Class R3 5 Years	Class R4 Life of Fund	Class R4 1 Year	Class R4 5 Years	Class R5 Life of Fund	Class R5 1 Year	Class R5 5 Years	Class R6 Life of Fund	Class R6 1 Year	Class R6 5 Years	Class R6 Return After Taxes on Distributions Life of Fund	Class R6 Return After Taxes on Distributions 1 Year	Class R6 Return After Taxes on Distributions 5 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Life of Fund	Class R6 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class R6 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	S&P TARGET DATE 2025 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund	S&P TARGET DATE 2025 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year	S&P TARGET DATE 2025 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 5 Years	JPM SMARTRETIREMENT BLEND 2025 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund	JPM SMARTRETIREMENT BLEND 2025 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year	JPM SMARTRETIREMENT BLEND 2025 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) 5 Years
Total	7.77%	10.46%	8.19%	Jul. 02, 2012	8.07%	10.78%	8.47%	8.34%	11.07%	8.75%	8.45%	11.19%	8.89%	8.53%	11.31%	9.00%	7.31%	10.04%	7.68%	6.30%	7.08%	6.54%	8.65%	11.22%	9.08%	8.80%	11.14%	9.25%